July 8, 2014

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Mailstop 4720, Washington, D.C. 20549

Attn.: Larry L. Greene

Re:	Blackstone Real Estate Income Fund

Registration Statement on Form N-2, File Nos. 811-22900 and 333-196301

Blackstone Real Estate Income Fund II

Registration Statement on Form N-2, File Nos. 811-22907 and 333-196300

Ladies and Gentlemen:

On behalf of Blackstone Real Estate Income Fund (“BREIF I”) and Blackstone Real Estate Income Fund II (“BREIF II”, together with BREIF I, the “Funds”), please find BREIF I’s Pre-Effective Amendment No. 1 (“BREIF I Amendment No. 1”) and BREIF II’s Pre-Effective Amendment No. 1 (“BREIF II Amendment No. 1”, together with BREIF I Amendment No. 1, the “Amendments”) to the above-referenced registration statements of BREIF I and BREIF II originally filed with the Securities and Exchange Commission (the “Commission”) on May 28, 2014, pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”) (the “Registration Statements”), filed today with the Commission through the Commission’s electronic data gathering, analysis and retrieval (“EDGAR”) system.

In addition, we are providing the following responses to comments received by letter dated June 25, 2014 and by telephone on July 1, 2014 from the staff of the Commission (the “Staff”), relating to the Registration Statements. For convenience of reference, the comments of the Staff have been reproduced herein. Please note that all page numbers in our responses are references to the page numbers of BREIF I Amendment No. 1 unless otherwise indicated. All capitalized terms used but not defined in this letter have the meanings given to them in BREIF I Amendment No. 1.

General

1.	Disclosure at the bottom of the facing page states that: “Blackstone Real Estate Income Master Fund, as the master fund in which the Registrant invests substantially all of its assets, has also executed this Registration Statement.” Add disclosure that indicates that the trustees and principle officers of the master have signed each feeder’s Securities Act registration statement.

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In response to the Staff’s comment, the Funds have revised the bottom of the facing page to state, “The trustees and principal officers of Blackstone Real Estate Income Master Fund, ~~as~~ the master fund in which the Registrant invests substantially all of its assets, ~~has~~ have also executed this Registration Statement.

2.	Please see the U.S. Securities and Exchange Commission, A Plain English Handbook (1998). Please review and revise the disclosure where it appears necessary so as to assure conformity with the Commission’s plain English requirements. In this connection, reformat the disclosures appearing in all capital letters on the page preceding the table of content. Please use a different means to make the disclosure prominent (e.g., bold).

In response to the Staff’s comment, the Funds have reformatted the disclosures to appear in bold text, rather than in all capital letters.

Prospectus Cover

3.	Disclosure in the third paragraph states that: “Under normal circumstances, at least 80% of the Master Fund’s Managed Assets (as defined below) are invested in liquid investments in public and private real estate debt, including, but not limited to commercial mortgage-backed securities, mortgages, loans, mezzanine and other forms of debt and equity interests in entities that invest in real estate debt.” The underlined clause is new and appears throughout each prospectus. Identify the “entities” to which this disclosure refers. E.g., clarify whether these entities include hedge funds, private equity funds or CDOs, and whether the term is broader in scope and covers any and all types of entities that may invest in real estate debt. We may have further comments.

In response to the Staff’s comment, the Funds have revised the disclosure to state, “Under normal circumstances, at least 80% of the Master Fund’s Managed Assets (as defined below) are invested in liquid investments in public and private real estate debt, including, but not limited to commercial mortgage-backed securities, mortgages, loans, mezzanine and other forms of debt and equity interests in CDOs, CLOs, REITs, listed vehicles and other entities that invest in real estate debt as one of their core businesses.”

4.	The last sentence of this paragraph states that: “The Master Fund may invest in securities of any credit quality.” If the underlined clause includes junk and defaulted securities, include appropriate disclosure.

In response to the Staff’s comment, the Funds respectfully note the disclosure following the aforementioned clause that states:

“Debt securities of below investment grade quality are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and to repay principal, and are commonly referred to as “high yield” securities or “junk bonds.” Securities rated Caa or below and CCC or below are considered vulnerable to nonpayment and their issuers to be dependent on favorable business, financial and economic conditions to meet their financial commitments. Securities rated below Caa/CCC may include

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obligations already in default. Debt securities in the lowest investment grade category will likely possess speculative characteristics.”

In addition, the Fund respectfully notes page 46 of the prospectus includes a risk factor titled “Below Investment Grade Securities Risk” that discusses the risks of below investment grade or unrated securities.

Prospectus — Inside Front Cover

Leverage

5.	Disclosure in the second paragraph states that: “The Master Fund may use leverage through borrowings (collectively, “Borrowings”), including loans from certain financial institutions, the issuance of debt securities, reverse repurchase agreements and derivatives, including, but not limited to, total return swaps, securities lending arrangements and credit default swaps (collectively, “effective leverage”) in an aggregate amount of up to 33 1/3% of the Master Fund’s total assets immediately after giving effect to such leverage.” Revise the disclosure as follows: i) list, or confirm that disclosure appears in the prospectus regarding, the types of swaps in which the Fund may invest, ii) with respect to total return swaps, an appropriate amount of segregated assets must be set aside. See generally Investment Company Act Release No. 10666 (Apr. 18, 1979). Please note that the Commission recently issued a concept release exploring issues relating to the use of derivatives by funds, including whether current market practices involving derivatives are consistent with the leverage provisions of the 1940 Act. See Investment Company Act Release No. 29776 (Aug. 31, 2011). Accordingly, please be aware that the Commission or its staff could issue future guidance related to derivatives (such as total return swaps) and leverage, including guidance related to coverage requirements, which could impact the manner in which the Fund operates, and iii) if a Fund will write credit default swaps, please confirm to the staff that it will segregate the full notional amount of the credit default swap to cover such obligations.

In response to the Staff’s comment, the Funds confirm (i) that the disclosure appearing in the prospectus regarding the types of swaps in which the Fund may invest in, i.e. interest rate swaps, total return swaps and credit default swaps, as described on pages 26-28 of the Registration Statement, remains complete, (ii) that the Master Fund will segregate or earmark an appropriate amount of assets to the extent the Master Fund does not intend to create a “senior security representing indebtedness”, and (iii) that the Master Fund will segregate or earmark, or enter into offsetting transactions for, the full notional amount, less margin posted of any credit default swaps it writes to cover such obligations.

Derivatives

6.	The first sentence indicates that the Master Fund may invest up to 30% of its managed assets in derivatives. Clarify whether the 30% is based on notional or market value, and whether derivatives will be counted towards the 80% basket? If derivatives will be counted toward the 80% basket, clarify that market and not notional value will be used.

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In response to the Staff’s comment, the Funds confirm that the 30% investment limitation is based on market value and that derivatives may count toward the Master Fund’s 80% policy. Moreover, the Funds have added the following disclosure to the inside front cover and pages 3 and 24, “The Master Fund will include the market value of its derivatives in connection with its investment policy of investing at least 80% of the Master Fund’s Managed Assets in liquid investments in public and private real estate debt.”

Prospectus Summary

The Master Fund — Page 1

7.	The last sentence indicates that the master may have shareholders other than the Funds. Revise the risk factors discussion to disclose this fact and any risks to each Fund and their shareholders posed by this structure.

In response to the Staff’s comment, the Funds have added the following risk factor to page 56.

“Multiple Shareholders of the Master Fund Risk. The Fund’s assets consist primarily of its investment in the Master Fund. Therefore, in order to fund the repurchase of Shares pursuant to tender offers, the Fund may find it necessary to liquidate all or a portion of its investment in the Master Fund. The Fund typically may withdraw all or a portion of its investment in the Master Fund only pursuant to repurchase offers by the Master Fund. The Fund ordinarily will not offer to repurchase Shares unless the Master Fund simultaneously conducts a repurchase offer for the Master Fund’s shares. However, the Master Fund has other investors, in the form of feeder funds, other than the Fund, and may have additional investors in the future and if a repurchase offer by the Master Fund is oversubscribed, the Fund would have access to only a pro rata portion of the offer by the Master Fund based on the size of its investment in the Master Fund relative to the size of the investments in the Master Fund by other investors.”

Investment Strategies — Page 3

8.	Disclosure in the eighth paragraph indicates that the master fund may invest 20% of its assets in equity or derivative positions in real estate assets (including pools) of any real estate companies or holdings. If these pools are the same investments as referenced above in comment 3 with respect to “entities” that invest in real estate debt, make that point clearer in this disclosure. If not, as with the earlier comment, add disclosure that clarifies the nature of the “pools” in which the Funds’ will invest.

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In response to the Staff’s comment, the Funds have revised the disclosure on pages 3 and 24 to state, “In addition, ~~the Master Fund may invest~~ up to 20% of ~~its~~the Master Fund’s Managed Assets may be invested in ~~non-controlling~~ equity interests (or derivatives related thereto) ~~positions~~ in real estate ~~assets (including pools thereof) of any type of real estate- related companies and/~~or real estate-related ~~holdings~~companies that do not invest in real estate debt as one of their core businesses.”

In addition, in response to the Staff’s comment, the Funds confirm that the Master Fund’s 20% investment policy is intended to be separate and distinct from the Master Fund’s 80% investment policy. To the extent that the Master Fund purchases securities that fall within the 20% investment policy, they will not count towards the Master Fund’s 80% investment policy.

Master Fund Expenses — Page 10

9.	Disclosure in the fifth paragraph discusses the repurchase offers contemplated by the Funds and the master. Confirm supplementally whether the Funds are interval funds under Rule 23c-3 and whether they rely on that status to make shelf offerings under Rule 415.

In response to the Staff’s comment, the Funds confirm that they are not interval funds under Rule 23c-3. The Funds respectfully note that they are not obligated to conduct tender offers, although they have a current intention to do so.

Investment Objective and Strategies — Portfolio Investments — Other Investment Companies — Page 30

10.	Revise the following sentence as indicated: “Common shareholders, such as the Fund, would therefore be subject to duplicative expenses to the extent the Master Fund invests in other investment companies.”

In response to the Staff’s comment, the Funds have added the underlined language to page 30.

Risk Factors — Short Sales Risk — Page 53

11.	Add appropriate disclosure regarding the Fund’s short sales activity to the strategy discussion. If shorting is a principal policy confirm that expenses related to this strategy are reflected in the fee table.

In response to the Staff’s comment, the Funds have added the below disclosure to page 32. In addition, the Funds confirm that shorting is not a principal investment policy of the Master Fund, but rather part of the Master Fund’s hedging strategy, and therefore expenses related to this strategy are not reflected in the fee table.

“Short Sales. A short sale is a transaction in which the Master Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Master Fund makes a short sale on a security, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Master Fund will often have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities. If the price of the security sold short increases between the time of the short sale and the time the Master Fund replaces the borrowed security, the Master Fund will incur a loss; conversely, if

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the price declines, the Master Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged. To the extent that the Master Fund engages in short sales, it will provide collateral to the broker-dealer.

A short sale is “against the box” to the extent that the Master Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. So-called “naked” short sales are short sales that are not “against the box”, in which case a short seller’s losses could theoretically be unlimited, in cases where the short seller is unable for whatever reason to close out its short position.”

Determination of Net Asset Value — Page 70

12.	The third paragraph under this caption discusses the Fund’s fair valuation policy and notes that upon the occurrence of events the manager may, in accordance with procedures adopted by the board of trustees, attempt to assign a fair value to a security in accordance with the Fund’s valuation policy. Revise this disclosure so as to indicate that the manager will do so pursuant to adopted procedures and under the supervision of the Fund’s board.

In response to the Staff’s comment, the Funds have added the revised disclosure to page 70:

“If independent pricing service or broker-dealer quotations are unavailable or deemed unreliable for a security or if a security’s value may have been materially affected by events occurring after the close of a securities market on which the security principally trades but before the Administrator calculates the Master Fund’s net asset value, the Investment Manager may, under the supervision of the Board of Trustees in accordance with procedures adopted by the Board of Trustees, as well as under the supervision of the Board of Trustees, attempt to assign a fair value to the security in accordance with the Fund’s valuation policy.”

Statement of Additional Information

Investment Objectives and Techniques — Derivative Instruments — Swap Agreements and Options on Swap Agreements — Page 16

13.	The first sentence indicated that the Fund may engage in event-linked swaps. Disclose whether the events may be related to natural disasters, climate or weather, and the market for and liquidity of these instruments. If these investments may include climatological events, provide the disclosure that may be appropriate under the Commission’s interpretive release regarding climate change, including regulatory or physical impacts of global warming on companies. See, Securities Act Release No. 9106 (December 16, 2009).

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In response to the Staff’s comment, the Funds have removed disclosure related to event-linked swaps.

Zero-Coupon Bonds, Step-Ups and Payment-In-Kind Securities — Page 34

14.	This disclosure discusses the Fund’s investments in securities requiring the Fund to recognize income before or without receiving cash representing income, such as the accretion of original issue discount, or OID. With respect to these investments, add disclosure consistent with the following:

a) the Fund must include in income each year a portion of the OID that accrues over the life of the obligation, regardless of whether cash representing such income is received by the Fund in the same taxable year. Because any OID or other amounts accrued will be included in investment company taxable income for the year of the accrual, the Fund may be required to make a distribution to shareholders in order to satisfy its annual distribution requirement, even though it will not have received any corresponding cash amount. As a result, the Fund may have to sell some of its investments at times and/or at prices that would not be advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose.

b) the higher interest rates of OID instruments reflect the payment deferral and increased credit risk associated with these instruments. OID instruments generally represent a significantly higher credit risk than coupon loans.

c) even if the accounting conditions for income accrual are met, the borrower could still default when the Fund’s actual collection is supposed to occur at the maturity of the obligation.

d) OID instruments may have unreliable valuations because their continuing accruals require continuing judgments about the collectability of the deferred payments and the value of any associated collateral.

e) PIK interest has the effect of generating investment income and increasing the incentive fees payable at a compounding rate. In addition, the deferral of PIK interest also reduces the loan-to-value ratio at a compounding rate.

f) OID creates the risk that incentive fees will be paid to the adviser based on non-cash accruals that ultimately may not be realized, but the adviser will be under no obligation to reimburse the Fund for these fees.

In response to the Staff’s comment, the Funds have added disclosure to reflect the Staff’s comments on page 34.

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Please note that we have included certain changes to the Amendments for each respective Fund other than those in response to the Staff’s comments. Included as Exhibit A to this letter is a copy of BREIF II Amendment No. 1 marked to reflect cumulative changes to the Registration Statement originally filed with the Commission on May 28, 2014.

BREIF II hereby acknowledges that:

•	BREIF II is responsible for the adequacy and accuracy of the disclosure in the Registration Statement;

•	should the Commission or the Staff, acting pursuant to delegated authority, declare the above-referenced Registration Statement effective, it does not foreclose the Commission from taking any action with respect to the Registration Statement;

•	the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the Registration Statement effective, does not relieve BREIF II from its full responsibility for the adequacy and accuracy of the disclosure in the Registration Statement; and

•	BREIF II may not assert staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions, please feel free to contact Sarah Cogan of Simpson Thacher & Bartlett LLP at (212) 455-3575.

Very truly yours,

/s/ SIMPSON THACHER & BARTLETT LLP